STOCKHOLDERS' EQUITY (Details 2) - $ / shares		6 Months Ended				12 Months Ended
		Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2017		Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant, Beginning		8,058,788		608,029		608,029		1,548,029
Shares available for grant, Grants		0				(1,000,000)		(940,000)
Shares available for grant, Exercises		0				0		0
Shares available for grant, Forfeitures						124,750	[1]	0
Shares available for grant, Expirations						376,400		0	[1]
Shares available for grant, Ending		8,058,788				8,058,788		608,029
Outstanding options, Number of shares outstanding		8,058,788		7,698,711		7,698,711		7,131,211
Number of shares, Grants		0		0		1,000,000		940,000
Number of shares, Exercises						(95,608)		0
Number of shares, Forfeitures						(167,915)	[1]	0
Number of shares, Expirations						(376,400)		(372,500)	[1]
Number of shares, Ending						8,058,788		7,698,711
Vested and expected to vest at December 31, 2017		8,004,211				7,945,342
Exercisable at December 31, 2017		6,985,038				6,358,788
Weighted-average exercise price, Beginning		$ 0.29	[1]	$ 0.29	[1]	$ 0.29	[1]	$ 0.30
Weighted-average exercise price, Grants		0				0.28		0.64
Weighted-average exercise price, Exercises		0				0.16		0
Weighted-average exercise price, Forfeitures						0.40	[1]	0
Weighted-average exercise price, Expirations						0.27		1.23	[1]
Weighted-average exercise price, Ending		0.29				0.29	[1]	$ 0.29	[1]
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant, Beginning								3.00
Weighted-average exercise price, Beginning		0.64
Weighted-average exercise price, Grants						0.64
Weighted-average exercise price, Forfeitures	[1]					0.21
Weighted-average exercise price, Expirations	[1]							$ 3.00
Weighted-average exercise price, Ending						0.64
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant, Beginning								0.14
Weighted-average exercise price, Beginning		$ 0.14
Weighted-average exercise price, Grants						0.14
Weighted-average exercise price, Forfeitures	[1]					0.64
Weighted-average exercise price, Expirations	[1]							$ 0.76
Weighted-average exercise price, Ending						$ 0.14

[1]	Note: A portion of the forfeitures in 2017 and the 2016 expirations were for options issued out of the 2000 Equity Incentive Plan and therefore they are not available for reissuance.